Mineral property interests (Tables)	12 Months Ended
Dec. 31, 2018
Mineral Property [Abstract]
Gain Or Loss On sale of invetments [Text Block]
The Company recognized a gain on the sale of the Cañariaco Project Royalty of $0.4 million as outlined below.

Consideration received	$1,000
Mineral property interest cost - Cañariaco Project Royalty	(532)
Transaction costs	(115)
Gain on sale	$353